CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS, MARKETABLE SECURITIES
Schedule of Fixed Income Investment Funds
			Change
	12/31/2025	12/31/2024	$	%

Banks	3	26	(23)	(88)%
	3	26	(23)	(88)%